NOTE PAYABLE (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Total subordinated debt	$ 12,700,000	$ 12,700,000
Accrued interest payable	1,985,446	1,045,469
Total	14,685,446	13,745,469
Christals notes[Member]
Total subordinated debt	3,400,000	3,400,000
Peekay notes[Member]
Total subordinated debt	$ 9,300,000	$ 9,300,000